Vanguard® Intermediate-Term Treasury Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (94.3%)
U.S. Government Securities (87.3%)
	United States Treasury Note/Bond	4.125%	10/31/27	22,000	21,997
	United States Treasury Note/Bond	2.250%	11/15/27	60,000	56,775
	United States Treasury Note/Bond	0.625%	11/30/27	29,500	26,522
	United States Treasury Note/Bond	0.625%	12/31/27	197,900	177,399
	United States Treasury Note/Bond	0.750%	1/31/28	88,700	79,608
	United States Treasury Note/Bond	1.125%	2/29/28	166,000	150,489
	United States Treasury Note/Bond	4.000%	2/29/28	88,418	88,031
	United States Treasury Note/Bond	1.250%	3/31/28	145,400	132,087
	United States Treasury Note/Bond	1.250%	4/30/28	65,700	59,541
	United States Treasury Note/Bond	2.875%	5/15/28	63,900	61,214
	United States Treasury Note/Bond	1.250%	5/31/28	125,000	113,008
	United States Treasury Note/Bond	1.250%	6/30/28	158,900	143,308
	United States Treasury Note/Bond	1.000%	7/31/28	110,000	98,037
	United States Treasury Note/Bond	1.125%	8/31/28	51,000	45,557
	United States Treasury Note/Bond	1.250%	9/30/28	133,200	119,297
	United States Treasury Note/Bond	1.375%	10/31/28	25,000	22,453
	United States Treasury Note/Bond	3.125%	11/15/28	100	96
	United States Treasury Note/Bond	5.250%	11/15/28	19,000	19,742
	United States Treasury Note/Bond	3.750%	12/31/28	3,000	2,952
	United States Treasury Note/Bond	1.750%	1/31/29	19,600	17,769
	United States Treasury Note/Bond	1.875%	2/28/29	5,891	5,361
	United States Treasury Note/Bond	2.375%	3/31/29	122,550	113,742
	United States Treasury Note/Bond	2.875%	4/30/29	26,800	25,393
	United States Treasury Note/Bond	4.625%	4/30/29	28,000	28,534
	United States Treasury Note/Bond	2.375%	5/15/29	4,700	4,356
	United States Treasury Note/Bond	2.750%	5/31/29	106,900	100,620
	United States Treasury Note/Bond	3.250%	6/30/29	27,900	26,815
	United States Treasury Note/Bond	2.625%	7/31/29	63,800	59,593
	United States Treasury Note/Bond	3.125%	8/31/29	128,000	122,200
	United States Treasury Note/Bond	3.875%	9/30/29	128,800	127,109
	United States Treasury Note/Bond	3.875%	11/30/29	106,300	104,872
	United States Treasury Note/Bond	3.875%	12/31/29	83,000	81,846
	United States Treasury Note/Bond	3.500%	1/31/30	132,000	127,813
	United States Treasury Note/Bond	1.500%	2/15/30	80,200	70,050
	United States Treasury Note/Bond	4.000%	2/28/30	89,800	89,070
	United States Treasury Note/Bond	3.625%	3/31/30	119,500	116,288
	United States Treasury Note/Bond	3.500%	4/30/30	69,200	66,897
	United States Treasury Note/Bond	0.625%	5/15/30	51,400	42,413
	United States Treasury Note/Bond	3.750%	5/31/30	100,000	97,844
	United States Treasury Note/Bond	3.750%	6/30/30	141,700	138,578
	United States Treasury Note/Bond	4.000%	7/31/30	124,800	123,591
[1,2]	United States Treasury Note/Bond	0.625%	8/15/30	187,300	153,176
	United States Treasury Note/Bond	4.125%	8/31/30	107,000	106,582
	United States Treasury Note/Bond	4.625%	9/30/30	108,000	110,396
	United States Treasury Note/Bond	0.875%	11/15/30	84,500	69,752
	United States Treasury Note/Bond	4.375%	11/30/30	119,000	120,078
	United States Treasury Note/Bond	3.750%	12/31/30	127,300	124,137
	United States Treasury Note/Bond	4.000%	1/31/31	40,000	39,538
	United States Treasury Note/Bond	4.250%	2/28/31	56,000	56,105
	United States Treasury Note/Bond	4.125%	3/31/31	118,300	117,672
	United States Treasury Note/Bond	4.625%	4/30/31	20,000	20,456
	United States Treasury Note/Bond	1.625%	5/15/31	107,800	91,933
	United States Treasury Note/Bond	4.625%	5/31/31	65,200	66,667
	United States Treasury Note/Bond	1.250%	8/15/31	137,600	113,606
	United States Treasury Note/Bond	1.375%	11/15/31	143,500	118,701
	United States Treasury Note/Bond	1.875%	2/15/32	208,900	178,087
	United States Treasury Note/Bond	2.875%	5/15/32	57,000	51,986
	United States Treasury Note/Bond	2.750%	8/15/32	89,600	80,752
	United States Treasury Note/Bond	4.125%	11/15/32	95,300	94,585
	United States Treasury Note/Bond	3.500%	2/15/33	134,900	127,797

Vanguard® Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.375%	5/15/33	112,000	104,930
	United States Treasury Note/Bond	3.875%	8/15/33	204,700	198,815
	United States Treasury Note/Bond	4.500%	11/15/33	173,400	176,299
	United States Treasury Note/Bond	4.000%	2/15/34	232,550	227,572
	United States Treasury Note/Bond	4.375%	5/15/34	133,500	134,460
	United States Treasury Note/Bond	3.875%	8/15/34	120,000	116,119
					5,909,068
Agency Bonds and Notes (3.6%)
[3]	Fannie Mae Principal Strip	0.000%	11/15/30	6,000	4,608
	Federal Home Loan Banks	2.250%	3/4/36	33,640	26,203
[3]	Federal Home Loan Mortgage Corp.	1.500%	7/27/32	18,340	14,651
[3]	Freddie Mac Principal Strips	0.000%	3/15/31	26,475	19,939
	Private Export Funding Corp.	3.650%	3/15/30	51,000	49,150
	Private Export Funding Corp.	4.600%	2/15/34	38,000	38,115
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	14,800	11,753
	Resolution Funding Corp. Principal Strip	0.000%	4/15/30	98,000	76,886
					241,305
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/48	22,809	21,409
Nonconventional Mortgage-Backed Securities (3.1%)
[3,4]	Fannie Mae REMICS	3.500%	2/25/48	12,360	10,959
[3,4]	Fannie Mae REMICS	4.000%	5/25/49	20,490	19,440
[3,4]	Fannie Mae REMICS	2.500%	11/25/49	7,988	6,860
[3,4]	Fannie Mae REMICS	2.000%	2/25/52	7,285	6,406
[3,4]	Freddie Mac REMICS	1.000%	12/15/44–10/25/51	32,605	25,703
[3,4]	Freddie Mac REMICS	3.000%	7/25/48–10/25/49	41,387	37,446
[3,4]	Freddie Mac REMICS	3.500%	8/15/48–1/25/51	29,235	26,998
[3,4]	Freddie Mac REMICS	2.500%	12/25/48–1/25/49	31,836	27,821
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	19,609	16,910
[3,4]	Freddie Mac REMICS	1.500%	10/25/50	17,194	14,211
[3,4]	Freddie Mac REMICS	0.750%	1/25/51	13,421	10,406
[4]	Ginnie Mae	2.500%	7/20/50	8,017	6,881
					210,041
Total U.S. Government and Agency Obligations (Cost $6,443,094)					6,381,823
Asset-Backed/Commercial Mortgage-Backed Securities (3.2%)
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/28	8,374	8,165
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	8,100	7,841
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	7,000	6,057
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/28	5,300	5,369
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/28	37,600	37,727
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K514	4.572%	12/25/28	46,000	45,935
[3,4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/29	43,000	43,879
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K522	4.803%	5/25/29	60,576	60,963
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $215,027)					215,936
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6]	Vanguard Market Liquidity Fund (Cost $34,950)	4.834%		349,537	34,950
Total Investments (98.0%) (Cost $6,693,071)					6,632,709
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-4.1%)
[3,4,7]	UMBS Pool	5.000%	11/14/54–12/12/54	(149,500)	(145,258)

Vanguard® Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,7]	UMBS Pool	5.500%	11/15/54–12/15/54	(134,250)	(132,929)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $283,679)					(278,187)
Other Assets and Liabilities—Net (6.1%)					412,821
Net Assets (100%)					6,767,343
Cost is in $000.
1	Securities with a value of $2,585,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $6,864,000 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2024	282	58,077	(719)
10-Year U.S. Treasury Note	December 2024	4,146	458,003	(14,185)
				(14,904)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2024	(880)	(94,366)	815
Long U.S. Treasury Bond	December 2024	(74)	(8,730)	393
Ultra 10-Year U.S. Treasury Note	December 2024	(641)	(72,914)	2,407
Ultra Long U.S. Treasury Bond	December 2024	(7)	(879)	33
				3,648
				(11,256)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/29	N/A	13,180	2.530[1]	(0.000)[2]	61	61
7/5/29	N/A	12,160	2.525[1]	(0.000)[2]	53	53
7/5/29	N/A	12,160	2.523[1]	(0.000)[2]	52	52
7/10/29	N/A	15,530	2.491[1]	(0.000)[2]	41	41
7/10/29	N/A	13,480	2.484[1]	(0.000)[2]	31	31
7/15/29	N/A	13,485	2.420[1]	(0.000)[2]	(12)	(12)
7/18/29	N/A	13,485	2.449[1]	(0.000)[2]	5	5
7/19/29	N/A	13,485	2.437[1]	(0.000)[2]	(3)	(3)
8/1/29	N/A	13,490	2.394[1]	(0.000)[2]	(36)	(36)
8/5/29	N/A	13,482	2.363[1]	(0.000)[2]	(58)	(58)
7/5/54	N/A	2,900	0.000[2]	(2.522)[1]	(49)	(49)
7/5/54	N/A	2,680	0.000[2]	(2.519)[1]	(44)	(44)
7/5/54	N/A	2,680	0.000[2]	(2.524)[1]	(46)	(46)
7/10/54	N/A	3,340	0.000[2]	(2.510)[1]	(47)	(47)
7/10/54	N/A	2,900	0.000[2]	(2.499)[1]	(34)	(34)

Vanguard® Intermediate-Term Treasury Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/15/54	N/A	2,900	0.000[2]	(2.469)[1]	(15)	(15)
7/18/54	N/A	2,900	0.000[2]	(2.501)[1]	(35)	(35)
7/19/54	N/A	2,900	0.000[2]	(2.482)[1]	(23)	(23)
8/1/54	N/A	2,900	0.000[2]	(2.454)[1]	(5)	(5)
8/5/54	N/A	2,900	0.000[2]	(2.411)[1]	22	22
					(142)	(142)
1	Interest payment received/paid at maturity.
2	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2024, counterparties had deposited in segregated accounts securities with a value of $4,988,000 and cash of $570,000 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Vanguard® Intermediate-Term Treasury Fund
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows.  Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,381,823	—	6,381,823
Asset-Backed/Commercial Mortgage-Backed Securities	—	215,936	—	215,936
Temporary Cash Investments	34,950	—	—	34,950
Total	34,950	6,597,759	—	6,632,709
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(278,187)	—	(278,187)
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,648	—	—	3,648
Swap Contracts	265[1]	—	—	265
Total	3,913	—	—	3,913
Liabilities
Futures Contracts[1]	(14,904)	—	—	(14,904)
Swap Contracts	(407)[1]	—	—	(407)
Total	(15,311)	—	—	(15,311)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.